As filed with the Securities and Exchange	Registration No. 333-56297
Commission on October 15, 2019	Registration No. 811-02512

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 55

to

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B

(Exact Name of Registrant)

Voya Retirement Insurance and Annuity Company

(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(860) 580-1631

(Depositor’s Telephone Number, including Area Code)

Peter M. Scavongelli

Assistant Vice President and Senior Counsel

Voya Retirement Insurance and Annuity Company

One Orange Way, C2S, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b) of Rule 485 on _________________ pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Group or individual deferred variable annuity contracts

PART A

INFORMATION REQUIRED IN A PROSPECTUS

The Prospectus, dated May 1, 2019, is incorporated into Part A of this Post-Effective Amendment No. 55 to Registration Statement on Form N-4 by reference to Registrant's filings under Rule 485(b), as filed on April 18, 2019, (File No. 333-56297).

VOYA VARIABLE ANNUITY

A GROUP OR INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

issued by

Voya Retirement Insurance and Annuity Company
and its

Variable Annuity Account B

Supplement Dated October 15, 2019, to the Contract Prospectus Dated May 1, 2019

This supplement updates and amends certain information contained in your variable annuity contract prospectus. Please read it carefully and keep it with your contract for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in your prospectus.

__________________________________________________________________________

NOTICE OF AND INFORMATION ABOUT UPCOMING

FUND SUBSTITUTIONS

The following information only affects you if you currently invest in or plan to invest in the subaccounts that correspond to the VY® Baron Growth, VY® Columbia Contrarian Core, VY® JPMorgan Small Cap Core Equity, VY® T. Rowe Price Equity Income and VY® T. Rowe Price Growth Equity Portfolios.

On August 9, 2019, the U.S. Securities and Exchange Commission issued an order to permit the Voya Retirement Insurance and Annuity Company and its Variable Annuity Account B (the “Separate Account”) to replace, effective on or about the close of business on December 13, 2019 (the “Substitution Date”), certain funds in which the subaccounts of the Separate Account invest (the “Existing Funds”) with certain other funds (the “Replacement Funds”) as follows (the “Substitutions”):

Existing Funds	Replacement Funds
VY® Baron Growth Portfolio (Class S)	Voya RussellTM Mid Cap Growth Index Portfolio (Class S)
VY® Columbia Contrarian Core Portfolio (Class S)	Voya U.S. Stock Index Portfolio (Class S)
VY® JPMorgan Small Cap Core Equity Portfolio (Class I)	Voya RussellTM Small Cap Index Portfolio (Class I)
VY® T. Rowe Price Equity Income Portfolio (Class S)	Voya RussellTM Large Cap Value Index Portfolio (Class I)
VY® T. Rowe Price Growth Equity Portfolio (Class I)	Voya RussellTM Large Cap Growth Index Portfolio (Class I)

•      Prior to the Substitution Date and for thirty days thereafter, you may transfer amounts allocated to a subaccount that invests in an Existing Fund to any other available subaccount or to any available fixed account free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers).

•      On the Substitution Date your investment in the subaccount that invested in an Existing Fund will automatically become an investment in the subaccount that invests in the corresponding Replacement Fund with an equal total net asset value.

•      On the Substitution Date your existing account balance invested in Class S shares of the VY® T. Rowe Price Equity Income Portfolio will automatically become an investment in Class I shares of the Voya RussellTM Large Cap Value Index Portfolio. Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract holders an investment in a similar fund managed by the same investment adviser at a lower cost.

X.VARIA-19	Page 1 of 3	October 2019

•      Unless you provide us with alternative allocation instructions, after the Substitution Date all allocations directed to a subaccount that invested in an Existing Fund will be automatically allocated to the subaccount that invests in the corresponding Replacement Fund. You may give us alternative allocation instructions at any time by contacting Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 (800) 366-0066. See the “TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)” section beginning on page 17 of your contract prospectus for information about making allocation changes.

•      You will not incur any fees or charges or any tax liability because of the Substitutions, and your contract value immediately before the Substitutions will equal your contract value immediately after the Substitutions.

•      The overall expenses of each Replacement Fund are less than the overall expenses of the corresponding Existing Fund. The fees and expenses of the Replacement Fund are more fully described in the Replacement Fund’s summary prospectus.

•      The investment objective and policies of each Replacement Fund is/are comparable to the investment objective and policies of the corresponding Existing Fund. The investment objective of the Replacement Fund, along with information about the Replacement Fund's investment adviser/subadviser, is more fully described in the Replacement Fund’s summary prospectus.

•      A summary prospectus for each Replacement Fund accompanies this supplement. Read each summary prospectus carefully before deciding what to do with amounts allocated to a subaccount that invests in an Existing Fund and the corresponding Replacement Fund. If you have not received a summary prospectus, or if you need another copy, please contact Customer Service at (800) 366-0066.

•      After the Substitution Date the subaccounts investing in the Existing Funds will no longer be available through the Contract and there will be no further disclosure regarding them in any future supplements to the Contract prospectus.

NOTICE OF UPCOMING FUND ADDITIONS

In connection with the upcoming Substitutions involving the VY® Baron Growth, VY® Columbia Contrarian and VY® JPMorgan Small Cap Core Equity Portfolios referenced above, Class S shares of the Voya RussellTM Mid Cap Growth Index, Class S shares of the Voya U.S. Stock Index and Class I shares of the Voya RussellTM Small Cap Index Portfolios will be added, effective the Substitution Date, to your contract as replacement investment options.

Please note the following information about the Voya RussellTM Mid Cap Growth Index, Voya RussellTM Small Cap Index and Voya U.S. Stock Index Portfolios:

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya RussellTM Mid Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.

X.VARIA-19	Page 2 of 3	October 2019

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya U.S. Stock Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting:

Customer Service

P.O. Box 9271

Des Moines, Iowa 50306-9271

(800) 366-0066

If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

X.VARIA-19	Page 3 of 3	October 2019

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, dated May 1, 2019, is incorporated into Part B of this Post-Effective Amendment No. 55 to Registration Statement on Form N-4 by reference to Registrant's filings under Rule 485(b), as filed on April 18, 2019, (File No. 333-56297).

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Incorporated by reference in Part A: Condensed Financial Information
(2)	Incorporated by reference in Part B: Condensed Financial Information Financial Statements of Variable Annuity Account B:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2018
-	Statements of Operations for the year ended December 31, 2018
-	Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017
-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Balance Sheets as of December 31, 2018 and 2017
-	Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016
-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2018, 2017 and 2016
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2018, 2017 and 2016
-	Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016
-	Notes to Consolidated Financial Statements

(b)	Exhibits
(1)

Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.

	(2)	Not applicable
	(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216) as filed on April 11, 2006.
(3.2)

Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

	(3.3)	Confirmation of Underwriting Agreement • Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(3.4)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.5)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(3.6)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as “Voya Retirement Insurance and Annuity Company”) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.7)

Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(3.8)

Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.

(3.9)

Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.

(4.1)	Variable Annuity Contract (G-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75982), as filed on April 22, 1996.
(4.2)	Variable Annuity Contract (GM-VA-98) • Incorporated herein by reference to Initial Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(4.3)	Variable Annuity Contract Certificate (GMC-VA-98) • Incorporated herein by reference to Initial Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(4.4)	Variable Annuity Contract (GM-VA-98(NY)) • Incorporated herein by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4, File No. 333-56297, as filed on August 30, 2000.)
(4.5)

Variable Annuity Contract Certificate (GMC-VA-98(NY)) • Incorporated herein by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4, File No. 333-56297, as filed on August 30, 2000.)

(4.6)

Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98 and Variable Annuity Contract Certificate GMC-VA-98 • Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-56297, as filed on September 14, 1998.)

(4.7)

Endorsement (EGET-99) to Variable Annuity Contract GM-VA-98 and Variable Annuity Contract Certificate GMC-VA-98 • Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 333-01107, as filed on April 17, 1999.)

(4.8)

Endorsement (EVA-PB-00) to Variable Annuity Contract GM-VA-98 and Variable Annuity Contract Certificate GMC-VA-98 • Incorporated herein by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4, File No. 333-56297, as filed on May 8, 2000.)

(4.9)

Endorsement (EVA-PB-00(NY)) to Variable Annuity Contract GM-VA-98(NY) and Variable Annuity Contract Certificate GMC-VA-98(NY) • Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4, File No. 333-56297, as filed on December 13, 2000.)

(4.10)

Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change • Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4, File No. 033-75962, as filed on April 8, 2002.)

(5.1)

Variable Annuity Contract Application (9.5.89-6(9/98) • Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-56297, as filed on August 4, 1998.)

(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable
(8.1)

Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.2)

Rule 22c-2 Agreement dated no later than April 16, 2007and effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Authorization for Signatures • Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4, File No. 033-75986, as filed on April 2, 1996.)
(14)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson	One Orange Way Windsor, CT 06095-4774	Director and President
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director and Chairman
Michael S. Smith	230 Park Avenue New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
William T. Bainbridge	1475 Dunwoody Drive West Chester, PA 19380	Director and Senior Vice President
Anthony J. Brantzeg	1475 Dunwoody Drive West Chester, PA 19380	Director and Senior Vice President
Patricia J. Walsh	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Legal Officer
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Tax Officer
C. Landon Cobb, Jr.	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Miles R. Edwards	One Orange Way Windsor, CT 06095-4774	Senior Vice President

Miles Edwards	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Howard F. Greene	230 Park Avenue New York, NY 10169	Senior Vice President, Compensation
William S. Harmon	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Heather H. Lavallee	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Francis G. O’Neill	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Financial Officer
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Matthew Toms	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Secretary
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Debra M. Bell	8055 East Tuft Avenue Suite 710 Denver, CO 80237	Vice President and Assistant Treasurer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Carol B. Keen	One Orange Way Windsor, CT 06095-4774	Vice President
Kyle A. Puffer	One Orange Way Windsor, CT 06095-4774	Vice President and Appointed Actuary
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Voya Financial, Inc.
HOLDING COMPANY SYSTEM

10-07-2019

Voya Financial, Inc. Non-Insurer (Delaware) 52-1222820 NAIC 4832

Pen-Cal Administrators, Inc. Non-Insurer (California) 94-2695108

Voya Services Company Non-Insurer (Delaware) 52-1317217

Voya Payroll Management, Inc. Non-Insurer (Delaware) 52-2197204

Voya Holdings Inc. Non-Insurer (Connecticut) 02-0488491

10/07/19	Voya Benefits Company, LLC Non-Insurer (Delaware) 83-0965809

Page 1	Voya Financial Advisors, Inc. Non-Insurer (Minnesota) 41-0945505

Voya Investment Management LLC Non-Insurer (Delaware) 58-2361003

Voya Investment Management Co. LLC Non-Insurer (Delaware) 06-0888148

Voya Investment Management (Bermuda) Holdings Limited Non-Insurer (Bermuda)

Voya Investment Trust Co. Non-Insurer (Connecticut) 06-1440627

Voya Investment Management (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC Non Insurer (Delaware) 13-4038444

Voya Alternative Asset Management LLC Non-Insurer (Delaware) 13-3863170

Voya Furman Selz Investments III LLC (*a) Non-Insurer (Delaware) 13-4127836

Voya Realty Group LLC Non-Insurer (Delaware) 13-4003969

Voya Pomona Holdings LLC Non-Insurer (Delaware) 13-4152011

Pomona G. P. Holdings LLC (*b) Non-Insurer (Delaware) 13-4150600

Pomona Management LLC Non-Insurer (Delaware) 13-4149700

Voya Alternative Asset Management Ireland Limited Non-Insurer (Ireland)

Voya Capital, LLC Non-Insurer (Delaware) 86-1020892

Voya Funds Services, LLC Non-Insurer (Delaware) 86-1020893

10/07/19	Voya Investments Distributor, LLC Non-Insurer (Delaware) 03-0485744

Page 2	Voya Investments, LLC Non-Insurer (Arizona) 03-0402099

200 Connecticut LLC (*c) Non-Insurer (Delaware) 84-2092098

RiverRoch LLC (*d) Non-Insurer (Delaware)

Voya Retirement Insurance and Annuity Company Insurer (Connecticut) 71-0294708 NAIC 86509

Voya Financial Partners, LLC Non-Insurer (Delaware) 06-1375177

Voya Institutional Trust Company Non-Insurer (Connecticut) 46-5416028

ReliaStar Life Insurance Company Insurer (Minnesota) 41-0451140 NAIC 67105

10/07/19	ReliaStar Life Insurance Company of New York Insurer (New York) 53-0242530 NAIC 61360

Page 3	Roaring River, LLC Insurer (Missouri) 26-3355951 NAIC 13583

Voya Institutional Plan Services, LLC Non-Insurer (Delaware) 04-3516284

Voya Retirement Advisors, LLC Non-Insurer (New Jersey) 22-1862786

ILICA LLC Non-Insurer (Connecticut) 06-1067464

Voya International Nominee Holdings, Inc. Non-Insurer (Connecticut) 06-0952776

Voya Insurance Solutions, Inc. Non-Insurer (Connecticut) 06-1465377

Langhorne I, LLC Non-Insurer (Missouri) 46-1051195 NAIC: 15364

Security Life Assignment Corporation Non-Insurer (Colorado) 84-1437826

Security Life of Denver Insurance Company Insurer (Colorado) 84-0499703 NAIC 68713

Voya America Equities, Inc. Non-Insurer (Colorado) 84-1251388

Midwestern United Life Insurance Company Insurer (Indiana) 35-0838945 NAIC 66109

Roaring River IV Holding, LLC Non-Insurer (Delaware) 46-3607309

Roaring River IV, LLC Insurer (Missouri) 80-0955075 NAIC 15365

Security Life of Denver International Limited Insurer (Arizona) 98-0138339 NAIC 15321

Roaring River II, Inc. Insurer (Arizona) 27-2278894 NAIC 14007

Voya Custom Investments LLC Non-Insurer (Delaware) 27-2278894

SLD1 Georgia Holdings, Inc. Non-Insurer (Georgia) 27-1108872

Voya II Custom Investments LLC Non-Insurer (Delaware) 27-1108872

Rancho Mountain Properties, Inc. Non-Insurer (Delaware) 27-2987157

IIPS of Florida, LLC Non-Insurer (Florida)

Voya Financial Products Company, Inc. Non-Insurer (Delaware) 26-1956344

VFI SLK Global Services Private Limited (*e) Non-Insurer (India)

10/07/2019

Page 4

*a Voya Furman Selz Investments III LLC owned 95.81% by Voya Investment Management Alternative Assets LLC and 4.19% by Third Party Shareholder.

*b Pomona G. P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholder.

*c 200 Connecticut LLC owned 52.413793% by Voya Retirement Insurance and Annuity Company, owned 11.034483% by ReliaStar Life Insurance Company and owned 36.551724% by Non-Affiliate Member.

*d RiverRoch LLC owned 53.7% by Voya Retirement Insurance and Annuity Company, owned 10.8% by ReliaStar Life Insurance Company, owned 10.8% by Security Life of Denver Insurance Company and owned 24.7% by Non-Affiliate Member.

*e VFI SLK Global Services Private Limited owned 49% by Voya Financial, Inc. and owned 51% by SLK Software Services Private Limited.

Item 27. Number of Contract Owners

As of August 30, 2019, there were 5,626 individuals holding interest in the Voya Variable Annuity contract funded through Variable Annuity Account B of Voya Retirement Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.

These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation.

Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Amended and Restated Limited Liability Company Agreement executed as of June 30, 2016 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)   In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie	One Orange Way Windsor, CT 06095-4774	Director and Managing Director
Thomas W. Halloran	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Director
Bridget Witzeman	One Orange Way Windsor, CT 06095-4774	Managing Director
Michael S. Smith	230 Park Avenue, New York, NY 10169	Executive Vice President and Chief Risk Officer
Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Frederick H. Bohn	One Orange Way Windsor, CT 06095-4774	Assistant Chief Financial Officer
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Tax Officer

David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
M. Bishop Bastien	3017 Douglas Boulevard Roseville, CA 95661	Vice President
Debra M. Bell	8055 East Tuft Avenue Suite 710 Denver, CO 80237	Vice President and Assistant Treasurer
Lisa S. Gilarde	One Orange Way Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz	22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President
Carol B. Keen	One Orange Way Windsor, CT 06095-4774	Vice President
George D. Lessner, Jr.	15455 North Dallas Parkway Suite 1250 Addison, TX 75001	Vice President
David J. Linney	2900 North Loop West, Suite 180 Houston, TX 77092	Vice President
Michael J. Pise	One Orange Way Windsor, CT 06095-4774	Vice President
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Frank W. Snodgrass	9020 Overlook Blvd. Brentwood, TN 37027	Vice President
Scott W. Stevens	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Vice President
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Secretary
Angelia M. Lattery	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
James D. Ensley	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Andrew M. Kallenberg	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Keith C. Watkins	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

(c) Compensation to Principal Underwriter:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Voya Financial Partners, LLC				$796,762.50

*  Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of Voya Retirement Insurance and Annuity Company during 2018.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, CT 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, GA 30327-4390.

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)       to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)       to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)       to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

REPRESENTATIONS

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff's No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans SEC No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-56297) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 15th day of October, 2019.

VARIABLE ANNUITY ACCOUNT B OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 55 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Charles P. Nelson*	Director and President
Charles P. Nelson	(principal executive officer)

William Bainbridge*	Director
William T. Bainbridge

Tony Brantzeg*	Director
Anthony J. Brantzeg

C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer	October
C. Landon Cobb, Jr.	(principal accounting officer)	15, 2019

Francis G. O’Neill*	Senior Vice President and Chief Financial Officer
Francis G. O’Neill	(principal financial officer)

Rodney O. Martin, Jr.*	Director
Rodney O. Martin, Jr.

Michael S. Smith*	Director
Michael S. Smith

By:	/s/ Peter M. Scavongelli
Peter M. Scavongelli *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT B Exhibit Index

Exhibit No.	Exhibit

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney